Segment and Geographic Information and Product Related Information (Tables)	12 Months Ended
Dec. 02, 2012
Segment and Geographic Information and Product Related Information
Schedule of net revenue from domestic market by product type

In the domestic market the Company's net revenue by product type for fiscal year 2012, 2011 and 2010 was as follows (in thousands):

	2012	2011	2010
Net sales—Domestic innerspring bedding	$887,956	$852,352	$861,001
Net sales—Domestic specialty bedding	121,059	81,448	69,928

Total bedding sales	1,009,015	933,800	930,929
Other revenue(1)	27,418	18,608	20,177

Net sales	$1,036,433	$952,409	$951,106

(1)
Other revenue includes external sales of Comfort Revolution and the Company's components and U.S. latex businesses.

Schedule of sales by geographic area

 Net sales to external customers by geographic area are as follows (in thousands):

	Fiscal year
	2012	2011	2010
United States	$1,036,433	$952,409	$951,106
Canada	198,714	182,350	185,706
Other International	112,723	95,392	82,659

Total	$1,347,870	$1,230,151	$1,219,471

Total International	$311,437	$277,742	$268,365